Dec. 30, 2020
10.31 Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund - AMCI PRO-11 | Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund
Fund Summary Fund/Class:Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund/Fidelity Advisor® Emerging Europe, Middle East, Africa (EMEA) Fund A, M, C, I
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 31 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.
Shareholder fees (fees paid directly from your investment)
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.
Principal Investment Strategies
Normally investing at least 80% of assets in securities of emerging Europe, Middle East and Africa (EMEA) issuers and other investments that are tied economically to the EMEA region. Normally investing primarily in common stocks. Allocating investments across different EMEA region countries. Investing up to 35% of total assets in any industry that accounts for more than 20% of the EMEA market. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Proposed Reorganization. The Board of Trustees of Fidelity Investment Trust has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund and Fidelity® Emerging Markets Fund pursuant to which Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund would be reorganized on a tax-free basis with and into Fidelity® Emerging Markets Fund. As a result of the proposed Reorganization, shareholders of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund would receive corresponding shares of Fidelity® Emerging Markets Fund. The Agreement provides for the transfer of all of the assets of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund in exchange for corresponding shares of Fidelity® Emerging Markets Fund equal in value to the net assets of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund and the assumption by Fidelity® Emerging Markets Fund of all of the liabilities of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund. After the exchange, Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund will distribute the Fidelity® Emerging Markets Fund shares to its shareholders pro rata, in liquidation of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund. As a result, shareholders of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund will become shareholders of Fidelity® Emerging Markets Fund (these transactions are collectively referred to as the “Reorganization”). A Special Meeting (the “Meeting”) of the Shareholders of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund is expected to be held during the second quarter of 2021 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund in advance of the meeting. If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about May 14, 2021. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter. In connection with seeking shareholder approval of the Agreement, effective after the close of business on December 31, 2020, new positions in Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on December 31, 2020 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by December 31, 2020, 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included the fund as a core investment option by December 31, 2020, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since December 31, 2020, 4) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, 5) by a portfolio manager of the fund, and 6) by a fee deferral plan offered to trustees of certain Fidelity funds, if the fund is an investment option under the plan. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted. The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity® Emerging Markets Fund, please call 1-800-544-8544 (retail class) or 1-877-208-0098 (Advisor Classes). The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s web site (www.sec.gov).
Principal Investment Risks
Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Geographic Concentration in the EMEA Region. Because the fund concentrates its investments in the EMEA region, the fund's performance is expected to be closely tied to social, political, and economic conditions within the EMEA region and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns
Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
10.31 Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund - AMCI PRO-11 | Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund | Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
10.31 Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund - AMCI PRO-11 | Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund | Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
10.31 Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund - AMCI PRO-11 | Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund | Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class C
On Class C shares redeemed less than one year after purchase.